UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.
 (Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
         (800) 451-2010

Date of fiscal year end:  April 30
Date of reporting period: April 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                              PREMIER SELECTIONS
                              ALL CAP GROWTH FUND

        PREMIER SELECTIONS SERIES  |  ANNUAL REPORT  |  APRIL 30, 2003



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.


         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

[PHOTO]


               ALAN BLAKE, LARRY
               WEISSMAN, TIM WOODS
               PORTFOLIO MANAGERS

   [GRAPHIC]

         Premier Selections Series

 Annual Report . April 30, 2003

 SMITH BARNEY PREMIER
 SELECTIONS ALL CAP GROWTH FUND

      ALAN J. BLAKE

      Alan Blake has more than 25 years of securities business experience and has managed the Fund's Large Cap Growth since the Fund's inception in 2000.

      Education: BS from Lehigh University, MS from the State University of New York.

      LAWRENCE B. WEISSMAN, CFA

      Larry Weissman, CFA, has more than 17 years of securities business experience.

      Education: BS in Economics from Cornell University, MBA in Finance from Columbia University.

      TIMOTHY WOODS, CFA

      Tim Woods, CFA, has more than 20 years of securities business experience.

      Education: BS in Accounting from Florida A&M, MBA in Finance from University of Pennsylvania's Wharton School of Business.

      FUND OBJECTIVE

      The Fund seeks long-term capital growth. It seeks to achieve this goal by investing in large cap growth, mid cap growth and small cap growth equity segments.

      FUND FACTS

      FUND INCEPTION
      -----------------
      June 30, 2000

      MANAGER INVESTMENT
      INDUSTRY EXPERIENCE
      -----------------
      25 Years (Alan Blake)
      17 Years (Larry Weissman)
      20 Years (Tim Woods)

What's Inside

Letter From the Chairman..............................................  1

Manager Overview......................................................  2

Fund Performance......................................................  4

Historical Performance................................................  5

Schedule of Investments...............................................  6

Statement of Assets and Liabilities................................... 10

Statement of Operations............................................... 11

Statements of Changes in Net Assets................................... 12

Notes to Financial Statements......................................... 13

Financial Highlights.................................................. 17

Independent Auditors' Report.......................................... 18

Additional Information................................................ 19

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

Your Serious Money. Professionally Managed .(R) is a registered service mark of Citigroup Global Markets Inc.

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken


Chairman, President and
Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com/1/ where you can find additional insight on your Fund.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals. Please read on to learn more about your Fund's performance and the Manager's strategy.

Sincerely,

  /s/ R Jay Gerken
  R. Jay Gerken
  Chairman, President and Chief Executive
  Officer

  May 9, 2003

--------
/1/Matters referenced are not incorporated by reference unless otherwise stated.


 1 Smith Barney Premier Selections All Cap Growth Fund | 2003 Annual Report to
                                 Shareholders

                               MANAGER OVERVIEW

Performance Review
For the 12 months ended April 30, 2003, Class A shares of the Smith Barney Premier Selections All Cap Growth Fund ("Fund"), without sales charges, returned -19.90%. The Fund performed worse than two of its unmanaged benchmarks, the Russell 1000 Growth Index/i/ and the S&P MidCap 400 Index,/ii/ which returned -14.35% and -17.51%, respectively, for the same period. It performed better than one of its unmanaged benchmarks, the Russell 2000 Growth Index,/iii/ which returned -23.50% for the same period. The Fund's negative performance for the period reflects the losses suffered by all three segments (i.e., Large-Cap, Mid-Cap and Small-Cap) of the domestic stock market in which the Fund invests.

Market Overview
The domestic equity market continued to struggle with a series of challenges during the period. Geopolitical uncertainty surrounding the conflict in Iraq served as the major impediment to economic recovery. Other significant negative economic and financial concerns included:
    . the pre-war increase of energy prices, which pressured corporate profits and consumer spending;
    . the emergence and subsequent widespread breakout of Sudden Acute
      Respiratory Syndrome (SARS);
    . capital rationing and cutbacks in business spending in a number of industries; and
    . additional revelations of aggressive accounting deceptions and a perceived loss of confidence in financial statements and businesses.

All three segments of the domestic stock market in which the Fund invests suffered double-digit losses for the entire 12-month period. While the latter half of the period was generally more positive for the market, the moderate gains registered were offset by the large losses suffered in the first half.

Specifically, the Large-Cap segment of the market, as measured by the Russell 1000 Growth Index, returned a loss of -17.87% for the first six months of the period and a gain of 4.28% for the second half. The Mid-Cap segment, as represented by the S&P MidCap 400 Index, returned a loss of -20.66% for the first half, but registered a gain of 3.98% for the second half. The most dramatic shift in performance during the period came in the Small-Cap sector of the market, as measured by the Russell 2000 Growth Index, which had both the largest loss during the first half of the period, -28.95%, and the largest gain in the second half, returning 7.68% for the six months ended April 30, 2003.

Portfolio Update

The largest contributor to the Fund's overall performance for the period was online retailer Amazon.com, Inc. in the Consumer Discretionary sector. Coach, Inc., a producer of premium leather goods, luggage, accessories and related products, also in the Consumer Discretionary sector, was the second largest positive contributor to Fund performance for the 12 months ended April 30, 2003. In the Healthcare sector, biotechnology firm Amgen Inc. was the third largest contributor to positive performance for the period.

Despite positive performance from a number of stocks in various sectors, detractors from performance outweighed contributors for the period. The most significant detractor from Fund performance during the period was the home improvement chain The Home Depot, Inc., also in the Consumer Discretionary sector. In the Consumer Staples sector, soft-drink giant The Coca-Cola Co. was the second-largest detractor from overall Fund performance during the period. Wireless communications technology manufacturer Motorola, Inc., in the Information Technology sector, was the third biggest detractor overall from Fund performance during the period.

 2 Smith Barney Premier Selections All Cap Growth Fund | 2003 Annual Report to
                                 Shareholders

At the end of the period, the Fund's most heavily weighted holding was in The Gillette Co., a producer of shaving supplies, toiletries and other related consumer products. Pharmaceutical company Merck & Co. Inc. held the second largest weighting in the Fund's portfolio, followed by the Fund's holdings in Amazon.com, Inc.

Thank you for your investment in the Smith Barney Premier Selections All Cap Growth Fund. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,


                                           /s/ Lawrence Weissman
  /s/ Alan Blake                           Lawrence B. Weissman, CFA
  Alan J. Blake                            Vice President and Investment
  Vice President and Investment Officer    Officer

  /s/ Timothy Woods
  Timothy Woods, CFA
  Vice President and Investment Officer

  May 15, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of April 30, 2003 and are subject to change. Please refer to pages 6 through 9 for a list and percentage breakdown of the Fund's holdings.

--------
/i/The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Please note that an investor cannot invest directly in an index.
/ii/The S&P MidCap 400 Index is a market-value weighted index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. Please note that an investor cannot invest directly in an index.
/iii/The Russell 2000 Growth Index measures the performance of those Russell
     2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Please note that an investor cannot invest directly in an index.

 3 Smith Barney Premier Selections All Cap Growth Fund | 2003 Annual Report to
                                 Shareholders

 AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)

                                                     Without Sales Charges/(1)/
                                                   --------------------------
                                                   Class A    Class B  Class L
-------------------------------------------------------------------------------
Twelve Months Ended 4/30/03                        (19.90)%   (20.57)% (20.44)%
----------------------------------------------------------------------------
Inception* through 4/30/03                         (18.80)    (19.44)  (19.39)
-------------------------------------------------------------------------------

                                                     With Sales Charges/(2)/
                                                   --------------------------
                                                   Class A  Class B  Class L
-----------------------------------------------------------------------------
Twelve Months Ended 4/30/03                        (23.95)% (24.54)% (22.03)%
----------------------------------------------------------------------------
Inception* through 4/30/03                         (20.26)  (20.30)  (19.69)
-----------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+ (UNAUDITED)

                                                        Without Sales Charges/(1)/
----------------------------------------------------------------------------------
Class A (Inception* through 4/30/03)                             (44.56)%
--------------------------------------------------------------------------------
Class B (Inception* through 4/30/03)                             (45.79)
--------------------------------------------------------------------------------
Class L (Inception* through 4/30/03)                             (45.70)
----------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 *  Inception date for Class A, B and L shares is June 30, 2000.

 4 Smith Barney Premier Selections All Cap Growth Fund | 2003 Annual Report to
                                 Shareholders

 HISTORICAL PERFORMANCE (UNAUDITED)

Value of $10,000 Invested in Class A, B and L Shares of the Smith Barney
Premier Selections All Cap Growth Fund vs. Russell 1000 Growth Index, Russell 2000 Growth Index and S&P MidCap 400 Index+
--------------------------------------------------------------------------------

                            June 2000 -- April 2003

                              [CHART]

                  Smith Barney     Smith Barney    Smith Barney
                     Premier         Premier        Premier
                   Selections      Selections      Selections
                    All Cap         All Cap          All Cap      Russell 1000   Russell 2000         S&P
                 Growth Fund --   Growth Fund --  Growth Fund --    Growth         Growth           MidCap
                 Class A Shares   Class B Shares  Class L Shares     Index          Index          400 Index
                 --------------   --------------  --------------  ------------   -------------    -----------
Jun 30, 2000         9,500            10,000           9,896        10,000           10,000          10,000
Oct 2000             9,208             9,675           9,575         9,014            8,823          10,836
Apr 2001             7,692             8,053           7,969         6,632            7,293          10,684
Oct 2001             6,267             6,526           6,458         5,414            6,043           9,487
Apr 2002             6,575             6,825           6,753         5,298            6,671          11,388
Oct 2002             5,133             5,307           5,252         4,352            4,740           9,035
Apr 30, 2003         5,267             5,258           5,373         4,538            5,104           9,395



+ Hypothetical illustration of $10,000 invested in Class A, B and L shares on June 30, 2000 (inception date), assuming deduction of the maximum 5.00% and 1.00% sales charge at the time of investment for Class A and L shares, respectively, and the deduction of the maximum 5.00% and 1.00% CDSC for Class B and L shares, respectively. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2003. The Russell 1000 Growth Index is a capitalization weighted total return index which is comprised of 1,000 of some of the larger-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ National Market. The Russell 2000 Growth Index is a capitalization weighted total return index which is compromised of 2,000 of the smallest capitalized U.S. domiciled companies with less than average growth orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ National Market. The S&P MidCap 400 Index is a widely recognized index of 400 medium-capitalization stocks. Figures for the Russell 1000 Growth, Russell 2000 Growth and S&P MidCap 400 Indices include the reinvestment of dividends. The Indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


 5 Smith Barney Premier Selections All Cap Growth Fund | 2003 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS                                          APRIL 30, 2003


   SHARES                         SECURITY                         VALUE
----------------------------------------------------------------------------
COMMON STOCK -- 99.4%
Advertising Services -- 0.4%
      30,000 Getty Images, Inc.*                                $  1,015,500
----------------------------------------------------------------------------
Aerospace/Defense -- 0.5%
      20,845 Alliant Techsystems Inc.*                             1,119,793
----------------------------------------------------------------------------
Airlines -- 0.5%
      37,500 JetBlue Airways Corp.*                                1,178,625
----------------------------------------------------------------------------
Apparel Manufacturer -- 2.3%
     128,900 Coach, Inc.*                                          5,608,439
----------------------------------------------------------------------------
Automotive -- 1.5%
      93,200 Lear Corp.*                                           3,703,768
----------------------------------------------------------------------------
Biotechnology/Drugs -- 10.2%
     110,000 Amgen Inc.*                                           6,744,100
      32,050 Gilead Sciences, Inc.*                                1,478,787
      36,100 Martek Biosciences Corp.*                             1,228,483
     144,700 Merck & Co. Inc.                                      8,418,646
      27,200 Mylan Laboratories Inc.                                 768,944
     138,300 Pfizer Inc.                                           4,252,725
      19,400 Teva Pharmaceutical Industries Ltd., Sponsored ADR      905,980
      21,600 Trimeris, Inc.*                                         958,824
----------------------------------------------------------------------------
                                                                  24,756,489
----------------------------------------------------------------------------
Broadcasting and Cable TV -- 4.0%
     144,500 AOL Time Warner Inc.*                                 1,976,760
      15,650 The E.W. Scripps Co., Class A Shares                  1,240,263
      38,500 Entercom Communications Corp.*                        1,870,715
      51,800 Lin TV Corp., Class A Shares*                         1,238,538
     100,800 Regal Entertainment Group, Class A Shares             1,975,680
      41,500 Univision Communications Inc., Class A Shares*        1,256,620
----------------------------------------------------------------------------
                                                                   9,558,576
----------------------------------------------------------------------------
Building Products - Air and Heating -- 0.5%
      17,500 American Standard Cos. Inc.*                          1,245,825
----------------------------------------------------------------------------
Building Residential/Commerical -- 0.3%
      14,900 Lennar Corp., Class A Shares                            808,176
----------------------------------------------------------------------------
Casino Hotels -- 1.1%
     127,400 Station Casinos, Inc.*                                2,753,114
----------------------------------------------------------------------------
Chemicals -- 1.6%
      30,750 Ecolab Inc.                                           1,571,017
      35,100 International Flavors & Fragrances Inc.               1,115,478
      18,700 Praxair, Inc.                                         1,086,096
----------------------------------------------------------------------------
                                                                   3,772,591
----------------------------------------------------------------------------
Computer Hardware -- 0.5%
      42,000 Dell Computer Corp.*                                  1,222,402
----------------------------------------------------------------------------
Computer Software -- 6.8%
     144,600 Borland Software Corp.*                               1,311,522
      12,000 Electronic Arts Inc.*                                   711,240
      41,100 Hyperion Solutions Corp.*                             1,162,308
      24,425 Intuit Inc.*                                            947,201
      62,200 J.D. Edwards & Co.*                                     745,156

                      See Notes to Financial Statements.


 6 Smith Barney Premier Selections All Cap Growth Fund | 2003 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                              APRIL 30, 2003


  SHARES                       SECURITY                       VALUE
-----------------------------------------------------------------------
Computer Software -- 6.8% (continued)
     30,350 Mercury Interactive Corp.*                     $  1,030,079
    269,000 Microsoft Corp.                                   6,878,330
    333,100 Quest Software, Inc.*                             3,564,170
-----------------------------------------------------------------------
                                                             16,350,006
-----------------------------------------------------------------------
Consumer Products and Services -- 7.0%
     32,900 Alberto-Culver Co., Class A Shares                1,568,672
     62,300 ARAMARK Corp., Class B Shares*                    1,430,408
     50,300 Career Education Corp.*                           3,024,539
    361,300 The Gillette Co.                                 11,001,585
-----------------------------------------------------------------------
                                                             17,025,204
-----------------------------------------------------------------------
Containers -- 0.5%
     84,000 Smurfit-Stone Container Corp.*                    1,181,880
-----------------------------------------------------------------------
Distribution/Wholesale -- 0.6%
     30,900 W.W. Grainger, Inc.                               1,426,035
-----------------------------------------------------------------------
Electronics -- 0.5%
     24,900 Benchmark Electronics, Inc.*                        646,155
     30,600 Jabil Circuit, Inc.*                                572,220
-----------------------------------------------------------------------
                                                              1,218,375
-----------------------------------------------------------------------
Energy -- 3.5%
     36,400 Murphy Oil Corp.                                  1,516,060
     33,000 Nabors Industries, Inc.*                          1,293,600
     21,500 Pioneer Natural Resources Co.*                      514,280
     20,300 Smith International, Inc.*                          721,868
     60,250 Stone Energy Corp.*                               2,116,583
     59,000 Weatherford International Ltd.*                   2,373,570
-----------------------------------------------------------------------
                                                              8,535,961
-----------------------------------------------------------------------
Engineering/Construction -- 0.5%
     26,700 Jacobs Engineering Group Inc.*                    1,098,705
-----------------------------------------------------------------------
Entertainment and Leisure -- 1.8%
     60,400 Royal Caribbean Cruises Ltd.                      1,121,628
    172,900 The Walt Disney Co.                               3,226,314
-----------------------------------------------------------------------
                                                              4,347,942
-----------------------------------------------------------------------
Financial Services -- 9.6%
     30,000 Affiliated Managers Group, Inc.*                  1,389,300
     37,860 Ambac Financial Group, Inc.                       2,209,131
     59,400 Banknorth Group, Inc.                             1,418,472
     78,100 The BISYS Group, Inc.*                            1,318,328
     43,500 Compass Bancshares, Inc.                          1,466,820
     96,300 Eaton Vance Corp.                                 2,869,740
     90,500 Merrill Lynch & Co., Inc.                         3,715,025
     19,900 M&T Bank Corp.                                    1,680,953
     75,000 The South Financial Group, Inc.                   1,837,500
     39,500 Southwest Bancorp. of Texas, Inc.*                1,342,210
     89,900 Waddell & Reed Financial, Inc., Class A Shares    1,798,000
     48,000 Westamerica Bancorporation                        2,068,800
-----------------------------------------------------------------------
                                                             23,114,279
-----------------------------------------------------------------------

                      See Notes to Financial Statements.

 7 Smith Barney Premier Selections All Cap Growth Fund | 2003 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                              APRIL 30, 2003


  SHARES                         SECURITY                          VALUE
----------------------------------------------------------------------------
Food and Beverage -- 5.4%
    190,300 The Coca-Cola Co.                                   $  7,688,120
     49,500 Dean Foods Co.*                                        2,154,735
     64,700 Hormel Foods Corp.                                     1,488,747
     45,800 The Pepsi Bottling Group, Inc.                           940,732
     21,300 Performance Food Group Co.*                              747,204
----------------------------------------------------------------------------
                                                                  13,019,538
----------------------------------------------------------------------------
Healthcare -- 5.5%
    122,000 Coventry Health Care, Inc.*                            4,980,040
    103,200 Johnson & Johnson                                      5,816,352
     14,000 St. Jude Medical, Inc.*                                  734,440
     45,650 Universal Health Services, Inc., Class B Shares*       1,765,285
----------------------------------------------------------------------------
                                                                  13,296,117
----------------------------------------------------------------------------
Human Resources -- 0.3%
     24,330 Manpower Inc.                                            799,970
----------------------------------------------------------------------------
Industrial Equipment and Supplies -- 0.4%
     32,210 IDEX Corp.                                             1,025,889
----------------------------------------------------------------------------
Insurance -- 4.7%
     97,100 American International Group, Inc.                     5,626,945
         25 Berkshire Hathaway Inc., Class A Shares*               1,750,025
     27,300 Nationwide Financial Services, Inc., Class A Shares      768,495
     18,200 PartnerRe Ltd.                                           973,700
     27,500 StanCorp Financial Group, Inc.                         1,476,750
     22,300 Willis Group Holdings Ltd.                               695,537
----------------------------------------------------------------------------
                                                                  11,291,452
----------------------------------------------------------------------------
Medical Equipment and Supplies -- 2.1%
     46,100 Advanced Neuromodulation Systems, Inc.*                1,930,207
     32,200 DENTSPLY International Inc.                            1,205,890
     50,400 ResMed Inc.*                                           1,848,672
----------------------------------------------------------------------------
                                                                   4,984,769
----------------------------------------------------------------------------
Multi-Industry -- 1.6%
     23,700 Carlisle Cos. Inc.                                     1,075,032
     99,100 General Electric Co.                                   2,918,495
----------------------------------------------------------------------------
                                                                   3,993,527
----------------------------------------------------------------------------
Real Estate -- 0.6%
     51,150 The St. Joe Co.                                        1,498,695
----------------------------------------------------------------------------
Restaurants -- 2.0%
     81,700 Brinker International, Inc.*                           2,593,975
     39,900 Outback Steakhouse, Inc.                               1,426,026
     22,500 Panera Bread Co., Class A Shares*                        765,675
----------------------------------------------------------------------------
                                                                   4,785,676
----------------------------------------------------------------------------
Retail -- 8.3%
    276,800 Amazon.com, Inc.*                                      7,935,856
     90,100 American Eagle Outfitters, Inc.*                       1,576,750
     54,800 Barnes & Noble, Inc.*                                  1,079,560
    103,200 Hollywood Entertainment Corp.*                         1,831,800
    170,400 The Home Depot, Inc.                                   4,793,352

                      See Notes to Financial Statements.

 8 Smith Barney Premier Selections All Cap Growth Fund | 2003 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                              APRIL 30, 2003


  SHARES                               SECURITY                                 VALUE
-----------------------------------------------------------------------------------------
Retail -- 8.3% (continued)
    69,800 Hot Topic, Inc.*                                                  $  1,706,610
    41,600 Williams-Sonoma, Inc.*                                               1,076,608
----------------------------------------------------------------------------------------
                                                                               20,000,536
----------------------------------------------------------------------------------------
Semiconductors -- 8.2%
    96,425 ATMI, Inc.*                                                          2,034,471
    74,800 Cymer, Inc.*                                                         2,135,540
   225,000 Cypress Semiconductor Corp.*                                         1,962,000
   182,400 Intel Corp.                                                          3,356,160
   160,200 Lam Research Corp.*                                                  2,327,706
   117,700 Micrel, Inc.*                                                        1,378,267
    22,400 Microchip Technology Inc.                                              465,696
    73,000 Semtech Corp.*                                                       1,160,700
    78,900 Teradyne, Inc.*                                                        915,240
   195,000 Texas Instruments Inc.                                               3,605,550
    33,000 Zoran Corp.*                                                           587,070
----------------------------------------------------------------------------------------
                                                                               19,928,400
----------------------------------------------------------------------------------------
Technology -- 3.4%
    54,800 CACI International Inc., Class A Shares*                             1,914,164
   118,000 Cisco Systems, Inc.*                                                 1,774,720
   121,900 Emulex Corp.*                                                        2,497,731
   249,100 Motorola, Inc.                                                       1,970,381
----------------------------------------------------------------------------------------
                                                                                8,156,996
----------------------------------------------------------------------------------------
Toys -- 0.9%
    80,000 Leapfrog Enterprises, Inc.*                                          2,136,000
----------------------------------------------------------------------------------------
Utilities -- 1.8%
    60,800 KeySpan Corp.                                                        2,059,296
    59,700 Pepco Holdings, Inc.                                                 1,025,646
    48,100 Wisconsin Energy Corp.                                               1,266,473
----------------------------------------------------------------------------------------
                                                                                4,351,415
----------------------------------------------------------------------------------------
           TOTAL COMMON STOCK
           (Cost -- $286,765,751)                                             240,310,665
----------------------------------------------------------------------------------------

   FACE
  AMOUNT                               SECURITY                                 VALUE
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.6%
$1,410,000 Merrill Lynch & Co., Inc., 1.250% due 5/1/03; Proceeds at
             maturity -- $1,410,049; (Fully collateralized by various U.S.
             government agency obligations, 0.000% to 4.875% due 5/9/03 to
             11/15/07; Market value -- $1,438,204) (Cost -- $1,410,000)         1,410,000
----------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100% (Cost -- $288,175,751**)                $241,720,665
----------------------------------------------------------------------------------------

 *Non-income producing security.
**Aggregate cost for Federal income tax purposes is $288,253,491.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

 9 Smith Barney Premier Selections All Cap Growth Fund | 2003 Annual Report to
                                 Shareholders

 STATEMENT OF ASSETS AND LIABILITIES                              APRIL 30, 2003


ASSETS:
  Investments, at value (Cost -- $288,175,751)               $ 241,720,665
  Cash                                                                 262
  Receivable for securities sold                                 6,068,045
  Dividends and interest receivable                                139,262
  Receivable for Fund shares sold                                   65,316
--------------------------------------------------------------------------
  Total Assets                                                 247,993,550
--------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                               6,048,412
  Payable for Fund shares purchased                                359,851
  Management fee payable                                           144,872
  Distribution fees payable                                         77,833
  Accrued expenses                                                 184,615
--------------------------------------------------------------------------
  Total Liabilities                                              6,815,583
--------------------------------------------------------------------------
Total Net Assets                                             $ 241,177,967
--------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                $      38,901
  Capital paid in excess of par value                          528,050,141
  Accumulated net realized loss from security transactions    (240,455,989)
  Net unrealized depreciation of investments                   (46,455,086)
--------------------------------------------------------------------------
Total Net Assets                                             $ 241,177,967
--------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                        4,000,871
---------------------------------------------------------------------------
  Class B                                                        6,378,268
---------------------------------------------------------------------------
  Class L                                                       28,521,636
---------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                     $6.32
---------------------------------------------------------------------------
  Class B *                                                          $6.18
---------------------------------------------------------------------------
  Class L **                                                         $6.19
---------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 5.26% of net asset value)            $6.65
---------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value)            $6.25
--------------------------------------------------------------------------

 * Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase (See Note 2).
** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase (See Note 2).

                      See Notes to Financial Statements.

10 Smith Barney Premier Selections All Cap Growth Fund | 2003 Annual Report to
                                 Shareholders

 STATEMENT OF OPERATIONS                       FOR THE YEAR ENDED APRIL 30, 2003


INVESTMENT INCOME:
  Dividends                                                   $   2,285,596
  Interest                                                           23,807
---------------------------------------------------------------------------
  Total Investment Income                                         2,309,403
---------------------------------------------------------------------------
EXPENSES:
  Distribution fees (Note 7)                                      2,597,119
  Management fee (Note 2)                                         2,102,788
  Shareholder servicing fees (Note 7)                               313,515
  Shareholder communications (Note 7)                                58,002
  Audit and legal                                                    37,442
  Custody                                                            34,620
  Registration fees                                                  29,561
  Directors' fees                                                    25,200
  Other                                                               8,949
---------------------------------------------------------------------------
  Total Expenses                                                  5,207,196
---------------------------------------------------------------------------
Net Investment Loss                                              (2,897,793)
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
  Realized Loss From Security Transactions (excluding
  short-term securities):
   Proceeds from sales                                          200,886,678
   Cost of securities sold                                      301,141,979
---------------------------------------------------------------------------
  Net Realized Loss                                            (100,255,301)
---------------------------------------------------------------------------
  Change in Net Unrealized Depreciation of Investments:
   Beginning of year                                            (68,764,106)
   End of year                                                  (46,455,086)
---------------------------------------------------------------------------
  Decrease in Net Unrealized Depreciation                        22,309,020
---------------------------------------------------------------------------
Net Loss on Investments                                         (77,946,281)
---------------------------------------------------------------------------
Decrease in Net Assets From Operations                        $ (80,844,074)
---------------------------------------------------------------------------

                      See Notes to Financial Statements.


11 Smith Barney Premier Selections All Cap Growth Fund | 2003 Annual Report to
                                 Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS               FOR THE YEARS ENDED APRIL 30,


                                                          2003           2002
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment loss                                 $  (2,897,793) $  (6,090,427)
 Net realized loss                                    (100,255,301)   (62,382,496)
 (Increase) decrease in net unrealized depreciation     22,309,020    (13,472,222)
----------------------------------------------------------------------------------
 Decrease in Net Assets From Operations                (80,844,074)   (81,945,145)
----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
 Net proceeds from sale of shares                       11,811,251     39,692,486
 Cost of shares reacquired                             (88,493,435)  (126,474,706)
----------------------------------------------------------------------------------
 Decrease in Net Assets From Fund Share Transactions   (76,682,184)   (86,782,220)
----------------------------------------------------------------------------------
Decrease in Net Assets                                (157,526,258)  (168,727,365)

NET ASSETS:
 Beginning of year                                     398,704,225    567,431,590
----------------------------------------------------------------------------------
 End of year                                         $ 241,177,967  $ 398,704,225
----------------------------------------------------------------------------------

                      See Notes to Financial Statements.

12 Smith Barney Premier Selections All Cap Growth Fund | 2003 Annual Report to
                                 Shareholders

 NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The Smith Barney Premier Selections All Cap Growth Fund ("Fund"), a separate investment fund of the Smith Barney Investment Funds Inc. ("Series"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Series consists of this Fund and eight other separate investment funds: Smith Barney Investment Grade Bond Fund, Smith Barney Government Securities Fund, Smith Barney Small Cap Growth Fund, Smith Barney Small Cap Value Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Premier Selections Large Cap Fund, Smith Barney Premier Selections Global Growth Fund and Smith Barney Group Spectrum Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, in the absence of sales, at the mean between the closing bid and asked prices; over-the-counter securities are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; Investments in securities for which market quotations are not available are valued at fair value as determined in good faith by the Board of Directors; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) direct expenses are charged to each class; management fees and general Fund expenses are allocated on the basis of relative net assets by class; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, annually; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At April 30, 2003, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated investment loss amounting to $2,897,793 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.75% of the average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), formerly known as Travelers Bank & Trust fsb., another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the year ended April 30, 2003, the Fund paid transfer agent fees of $284,875 to CTB.

13 Smith Barney Premier Selections All Cap Growth Fund | 2003 Annual Report to
                                 Shareholders

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc. and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. In addition, CGM and certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group. For the year ended April 30, 2003, CGM and its affiliates received brokerage commissions of $21,932.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended April 30, 2003, CGM and its affiliates received sales charges of approximately $68,000 and $47,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the year ended April 30, 2003, CDSCs paid to CGM and its affiliates were approximately:

                                                         Class B  Class L
-------------------------------------------------------------------------
CDSCs                                                    $223,000 $8,000
------------------------------------------------------------------------

All officers and one Director of the Series are employees of Citigroup or its affiliates.

3. Investments

During the year ended April 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term securities, but excluding short-term securities) were as follows:

------------------------------------------------------------------------------
Purchases                                                          $132,587,582
------------------------------------------------------------------------------
Sales                                                               200,886,678
------------------------------------------------------------------------------

At April 30, 2003 the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

-----------------------------------------------------------------------------
Gross unrealized appreciation                                    $ 17,187,001
Gross unrealized depreciation                                     (63,719,827)
-----------------------------------------------------------------------------
Net unrealized depreciation                                      $(46,532,826)
-----------------------------------------------------------------------------

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of ) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral (plus accrued interest) in amounts at least equal to the repurchase price.

14 Smith Barney Premier Selections All Cap Growth Fund | 2003 Annual Report to
                                 Shareholders

5. Capital Loss Carryforward

At April 30, 2003, the Fund had, for Federal income tax purposes, approximately $204,350,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is possible that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on April 30 of the year indicated:

                                                      2009        2010        2011
--------------------------------------------------------------------------------------
Carryforward amounts                               $22,370,000 $84,149,000 $97,831,000
-------------------------------------------------------------------------------------

In addition, the Fund had $36,028,053 of capital losses realized after October 31, 2002, which were deferred for tax purposes to the first day of the following fiscal year.

6. Income Tax Information and Distributions to Shareholders

At April 30, 2003, the tax basis components of distributable earnings were:

----------------------------------
Accumulated capital
 loss                $(204,350,196)
----------------------------------
Unrealized
 depreciation          (46,532,826)
----------------------------------

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to wash sales.

For the year ended April 30, 2003, the Fund did not make any distributions.

7. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the year ended April 30, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                     Class A Class B   Class L
------------------------------------------------
Distribution Plan
 Fees                $68,865 $444,363 $2,083,891
-----------------------------------------------

For the year ended April 30, 2003, total Shareholder Servicing fees were as follows:

                     Class A Class B Class L
---------------------------------------------
Shareholder
 Servicing Fees      $35,329 $61,475 $216,711
--------------------------------------------

For the year ended April 30, 2003, total Shareholder Communication expenses were as follows:

                     Class A Class B Class L
--------------------------------------------
Shareholder
 Communication
 Expenses            $6,001  $12,001 $40,000
-------------------------------------------

15 Smith Barney Premier Selections All Cap Growth Fund | 2003 Annual Report to
                                 Shareholders

8. Capital Shares

At April 30, 2003, the Series had 10 billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                          Year Ended                 Year Ended
                        April 30, 2003             April 30, 2002
                  -------------------------  -------------------------
                     Shares       Amount        Shares       Amount
-----------------------------------------------------------------------
Class A
Shares sold           415,001  $  2,649,325      874,279  $  7,375,603
Shares reacquired  (1,151,487)   (7,329,039)  (1,492,078)  (12,531,840)
-----------------------------------------------------------------------
Net Decrease         (736,486) $ (4,679,714)    (617,799) $ (5,156,237)
-----------------------------------------------------------------------
Class B
Shares sold           561,634  $  3,537,497    1,262,553  $ 10,593,703
Shares reacquired  (2,109,673)  (13,222,853)  (2,280,126)  (18,683,670)
-----------------------------------------------------------------------
Net Decrease       (1,548,039) $ (9,685,356)  (1,017,573) $ (8,089,967)
-----------------------------------------------------------------------
Class L
Shares sold           888,030  $  5,624,429    2,600,207  $ 21,723,180
Shares reacquired (10,868,713)  (67,941,543) (11,607,008)  (95,259,196)
-----------------------------------------------------------------------
Net Decrease       (9,980,683) $(62,317,114)  (9,006,801) $(73,536,016)
-----------------------------------------------------------------------

16 Smith Barney Premier Selections All Cap Growth Fund | 2003 Annual Report to
                                 Shareholders

 FINANCIAL HIGHLIGHTS


For a share of each class of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

                                            Class A Shares                       Class B Shares
                                   ---------------------------------   -----------------------------------
                                   2003/(1)/ 2002/(1)/ 2001/(1)(2)/    2003/(1)/     2002/(1)/     2001/(1)(2)/
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year  $ 7.89    $ 9.23      $11.40         $ 7.78        $ 9.18         $11.40
----------------------------------------------------------------------------------------------------------
Loss From Operations:
 Net investment loss                 (0.02)    (0.05)      (0.05)         (0.07)        (0.11)         (0.11)
 Net realized and unrealized loss    (1.55)    (1.29)      (2.12)         (1.53)        (1.29)         (2.11)
----------------------------------------------------------------------------------------------------------
Total Loss From Operations           (1.57)    (1.34)      (2.17)         (1.60)        (1.40)         (2.22)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year        $ 6.32    $ 7.89      $ 9.23         $ 6.18        $ 7.78        $  9.18
----------------------------------------------------------------------------------------------------------
Total Return                        (19.90)%  (14.52)%    (19.04)%++     (20.57)%      (15.25)%       (19.47)%++
----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)     $25,273   $37,371     $49,450        $39,445       $61,693        $82,069
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                             1.20%     1.21%       1.18%+         1.97%         1.93%          1.94%+
 Net investment loss                 (0.37)    (0.64)      (0.55)+        (1.14)        (1.36)         (1.32)+
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                 47%       35%         53%            47%           35%            53%
----------------------------------------------------------------------------------------------------------

                                                                                 Class L Shares
                                                                       -----------------------------------
                                                                         2003/(1)/     2002/(1)/     2001/(1)(2)/
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                                        $7.78         $9.18         $11.40
-------------------------------------------------------------------------------------------------------------------
Loss From Operations:
 Net investment loss                                                      (0.07)        (0.11)         (0.11)
 Net realized and unrealized loss                                         (1.52)        (1.29)         (2.11)
-------------------------------------------------------------------------------------------------------------------
Total Loss From Operations                                                (1.59)        (1.40)         (2.22)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                              $6.19         $7.78         $ 9.18
-------------------------------------------------------------------------------------------------------------------
Total Return                                                             (20.44)%      (15.25)%       (19.47)%++
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                                         $176,460      $299,640       $435,913
-------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                                                  1.93%         1.93%          1.94%+
 Net investment loss                                                      (1.10)        (1.36)         (1.29)+
-------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                      47%           35%            53%
-------------------------------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)For the period from June 30, 2000 (inception date) to April 30, 2001. ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

17 Smith Barney Premier Selections All Cap Growth Fund | 2003 Annual Report to
                                 Shareholders

 INDEPENDENT AUDITORS' REPORT



To the Shareholders and Board of Directors of Smith Barney Investment Funds Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Premier Selections All Cap Growth Fund ("Fund") of Smith Barney Investment Funds Inc. as of April 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and for the period from June 30, 2000 (commencement of operations) to April 30, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian. As to securities purchased or sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of April 30, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and for the period from June 30, 2000 to April 30, 2001, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

New York, New York
June 13, 2003

18 Smith Barney Premier Selections All Cap Growth Fund | 2003 Annual Report to
                                 Shareholders

 ADDITIONAL INFORMATION (UNAUDITED)


Information about Directors and Officers
The business and affairs of the Smith Barney Premier Selections All Cap Growth Fund ("Fund") are managed under the direction of the Board of Directors of Smith Barney Investment Funds Inc. ("Series"). Information pertaining to the Directors and certain Officers of the Series is set forth below. The Statement of Additional Information includes additional information about Series Directors and is available, without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010) or the Fund's sub-transfer agent (Primerica Shareholder Services at 1-800-544-5445).

                                                                                              Number of
                                                   Term of            Principal           Portfolios in the
                                                 Office* and        Occupation(s)           Fund Complex         Other
                                Position(s) Held  Length of          During Past              Overseen       Directorships
Name, Address and Age              with Fund     Time Served         Five Years              by Director    Held by Director
----------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors:
Paul R. Ades                    Director            Since    Law Firm of Paul R. Ades,           15               None
Paul R. Ades, PLLC                                  1994     PLLC; Partner in Law Firm
181 West Main Street, Suite C                                of Murov & Ades, Esqs.
Babylon, NY 11702
Age 62

Herbert Barg                    Director            Since    Retired                             42               None
1460 Drayton Lane                                   1994
Wynnewood, PA 19096
Age 79

Dwight B. Crane                 Director            Since    Professor, Harvard                  49               None
Harvard Business School                             1981     Business School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 65

Frank G. Hubbard                Director            Since    President of Avatar                 15               None
Avatar International Inc.                           1993     International Inc. (Business
87 Whittredge Road                                           Development) (since
Summit, NJ 07901                                             1998); Vice President
Age 65                                                       of S&S Industries (Chemical
                                                             Distribution) (1995-1998)

Jerome H. Miller                Director            Since    Retired                             15               None
c/o R. Jay Gerken                                   1998
Citigroup Global Markets Inc.
399 Park Avenue
New York, NY 10022
Age 64

Ken Miller                      Director            Since    President of Young Stuff            15               None
Young Stuff Apparel Group, Inc.                     1994     Apparel Group, Inc. (since
930 Fifth Avenue                                             1963)
Suite 610
New York, NY 10021
Age 61

Interested Director:
R. Jay Gerken**                 Chairman,           Since    Managing Director of                225              None
CGM                             President and       2002     Citigroup Global Markets
399 Park Avenue, 4th Floor      Chief Executive              Inc. ("CGM"); Chairman,
New York, NY 10022              Officer                      President and Chief
Age 52                                                       Executive Officer of Smith
                                                             Barney Fund Management
                                                             LLC ("SBFM"), Travelers
                                                             Investment Adviser, Inc.
                                                             ("TIA") and Citi Fund
                                                             Management Inc.

19 Smith Barney Premier Selections All Cap Growth Fund | 2003 Annual Report to
                                 Shareholders

                                                                                                Number of
                                                       Term of           Principal          Portfolios in the
                                                     Office* and       Occupation(s)          Fund Complex         Other
                                    Position(s) Held  Length of         During Past             Overseen       Directorships
Name, Address and Age                  with Fund     Time Served        Five Years             by Director    Held by Director
------------------------------------------------------------------------------------------------------------------------------

Officers:
Lewis E. Daidone                     Senior Vice        Since    Managing Director of CGM          N/A              N/A
CGM                                  President and      1993     and; Director and Senior
125 Broad Street, 11th Floor         Chief                       Vice President of SBFM and
New York, NY 10004                   Administrative              TIA
Age 45                               Officer

Richard L. Peteka                    Chief              Since    Director and Head of              N/A              N/A
CGM                                  Financial          2002     Internal Control for
125 Broad Street, 11th Floor         Officer and                 Citigroup Asset
New York, NY 10004                   Treasurer                   Management U.S. Mutual
Age 41                                                           Fund Administration from
                                                                 1999-2002; Vice President,
                                                                 Head of Mutual Fund
                                                                 Administration and
                                                                 Treasurer at Oppenheimer
                                                                 Capital from 1996-1999

Alan J. Blake                        Vice President     Since    Managing Director of              N/A              N/A
CGM                                  and                2000     CGM; Investment Officer of
399 Park Avenue, 4th Floor           Investment                  SBFM
New York, NY 10022                   Officer
Age 54

Lawrence B. Weissman, CFA            Vice President     Since    Managing Director of              N/A              N/A
CGM                                  and                2000     CGM; Investment Officer of
100 First Stamford Place, 7th Floor  Investment                  SBFM; Former Portfolio
Stamford, CT 06902                   Officer                     Manager at Neuberger
Age 42                                                           Berman, LLC from 1995-
                                                                 1997

Timothy Woods, CFA                   Vice President     Since    Managing Director of CGM          N/A              N/A
CGM                                  and                2000     since 1999; Investment
100 First Stamford Place, 7th Floor  Investment                  Officer of SBFM; Former
Stamford, CT 06902                   Officer                     Portfolio Manager of
Age 42                                                           Banker's Trust

Kaprel Ozsolak                       Controller         Since    Vice President of CGM             N/A              N/A
CGM                                                     2002
125 Broad Street, 11th Floor
New York, NY 10004
Age 37

Christina T. Sydor                   Secretary          Since    Managing Director of              N/A              N/A
CGM                                                     1993     CGM; General Counsel and
300 First Stamford Place, 4th Floor                              Secretary of SBFM and TIA
Stamford, CT 06902
Age 52

--------
 *Each Director and Officer serves until his or her successor has been duly elected and qualified.
**Mr. Gerken is an "interested person" of the Fund as defined in the Investment
  Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and of certain of its affiliates.

20 Smith Barney Premier Selections All Cap Growth Fund | 2003 Annual Report to
                                 Shareholders

                                 SMITH BARNEY
                              PREMIER SELECTIONS
                              ALL CAP GROWTH FUND



   DIRECTORS                                INVESTMENT MANAGER
   Paul R. Ades                             Smith Barney Fund Management LLC
   Herbert Barg
   Dwight B. Crane                          DISTRIBUTORS
   R. Jay Gerken, Chairman                  Citigroup Global Markets Inc.
   Frank G. Hubbard                         PFS Distributors, Inc.
   Jerome H. Miller
   Ken Miller                               CUSTODIAN
                                            State Street Bank and
   OFFICERS                                   Trust Company
   R. Jay Gerken
   President and Chief                      TRANSFER AGENT
   Executive Officer                        Citicorp Trust Bank, fsb.
                                            125 Broad Street, 11th Floor
   Lewis E. Daidone                         New York, New York 10004
   Senior Vice President
   and Chief Administrative Officer         SUB-TRANSFER AGENTS
                                            PFPC Global Fund Services
   Richard L. Peteka                        P.O. Box 9699
   Chief Financial Officer                  Providence, Rhode Island
   and Treasurer                            02940-9699

   Alan J. Blake                            Primerica Shareholder Services
   Vice President and                       P.O. Box 9662
   Investment Officer                       Providence, Rhode Island
                                            02940-9662
   Lawrence B. Weissman, CFA
   Vice President and
   Investment Officer

   Timothy Woods, CFA
   Vice President and
   Investment Officer

   Kaprel Ozsolak
   Controller

   Christina T. Sydor
   Secretary

   Smith Barney Premier Selections All Cap Growth Fund





 This report is submitted for the general information of shareholders of Smith Barney Investment Funds Inc. -- Smith Barney Premier Selections All Cap Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY PREMIER SELECTIONS
 ALL CAP GROWTH FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write to your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com


 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD02330 6/03                                                            03-4966

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.


Smith Barney Investment Funds Inc.

By:      /s/ R. Jay Gerken R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Investment Funds Inc.

Date:    June 27, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Smith Barney Investment Funds Inc.

Date:    June 27, 2003

By:      /s/ Richard Peteka
         Chief Financial Officer of
         Smith Barney Investment Funds Inc.

Date:    June 27, 2003